Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - CAD ($)		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Profit or loss [abstract]
Revenue		$ 239,289	$ 202,692
Cost of revenue		(179,482)	(187,707)
Gross profit		59,807	14,985
Consulting and marketing		343,213	495,447
Research and development		88,446	844,769
Depreciation and amortization		127	660
Share-based compensation			663,252
General and administrative expenses		419,982	464,293
Professional fees		282,969	661,956
Total operating expense		1,134,737	3,130,377
Loss before other income (expense)		(1,074,930)	(3,115,392)
Other income (expense)
Loss from warrants revaluation			(7,314,179)
Loss from settlement agreement revaluation			(128,100)
Foreign exchange gain (loss)		13,364	(141,162)
Finance income (expenses), net		152,906	26,965
Other income (expense)		166,270	(7,556,476)
Loss before tax		(908,660)	(10,671,868)
Tax expense			(5,551)
Loss for the period		(908,660)	(10,677,419)
Other comprehensive income
Exchange differences on translation of foreign operations		234,169	46,245
Remeasurement of a defined benefit plan, net		14,017	2,620
Other comprehensive income for the period		248,186	48,865
Total comprehensive loss		$ (660,474)	$ (10,628,554)
loss per share - basic	[1]	$ (1.05)	$ (3,586)
loss per share - diluted	[1]	$ (1.05)	$ (3,586)
Weighted average shares outstanding - basic		862,997	2,977
Weighted average shares outstanding - diluted		862,997	2,977

[1]	Adjusted to reflect one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)